Noncontrolling interest-Holdings	6 Months Ended
Jun. 30, 2013
Noncontrolling interest-Holdings
Note 8.	Noncontrolling interest—Holdings

Holdings is the predecessor of APAM for accounting purposes, and its consolidated financial statements are our historical financial statements for periods prior to March 12, 2013, the date on which APAM became the general partner of Holdings. As of June 30, 2013, APAM held approximately 22% of the economic interests in Holdings. “Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings” on the Unaudited Consolidated Statements of Operations represents the portion of earnings or loss attributable to the economic interests in Holdings held by the limited partners of Holdings. All income for the period prior to March 12, 2013, is entirely attributable to noncontrolling interests.